INCOME TAXES - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Uncertain tax benefits, beginning of year	$ 47,637	$ 45,003
Gross increase to tax positions related to prior years	121	1,239
Gross decrease to tax positions related to prior years	(413)	(42)
Gross increase to tax positions related to the current year	2,204	2,082
Lapse of statute of limitations	(16,124)	(645)
Uncertain tax benefits, end of year	33,425	47,637
Unrecognized tax benefits, if fully recognized, would affect our effective tax rate	27,900
Amount of reserves for uncertain tax positions may be released in the next 12 months	6,000
Accrued interest and penalties	13,300	18,600
Interest and penalties	5,300	2,500
valuation allowance	$ 205,877	$ 210,551